INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue
Royalties	$ 986,602	$ 1,247,567	$ 1,995,584
Right of use licence	20,287,845	32,903,458
Revenues from contracts with customers	464,828,548	419,446,439	328,455,588
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 443,554,101	$ 385,295,414	$ 326,460,004